CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 584,762,494	$ 91,761,996	¥ 746,388,408
Restricted cash (including RMB476,854,616 and RMB212,812,257 from Consolidated Trusts and Partnerships as of December 31, 2020 and 2021, respectively)	407,276,342	63,910,545	852,134,486
Accounts receivable and contract assets, net of allowance of RMB38,681,680 and RMB25,867,957 as of December 31, 2020 and 2021, respectively (including nil and RMB8,335,518 from Consolidated Trusts and Partnerships as of December 31, 2020 and 2021, respectively)	747,480,118	117,295,942	413,307,108
Loan receivable from Xiaoying Housing Loans, net	2,484,072,931	389,805,249	1,236,026,461
Loans at fair value (including RMB1,585,731,888 and RMB389,679,352 from Consolidated Trusts and Partnerships as of December 31, 2020 and 2021, respectively)	389,679,352	61,149,194	1,585,731,888
Deposits to institutional cooperators, net	1,500,406,750	235,446,560	907,923,380
Prepaid expenses and other current assets, net (including RMB11,359,212 and RMB7,889,836 from Consolidated Trusts and Partnerships as of December 31, 2020 and 2021, respectively)	213,127,478	33,444,352	403,776,319
Financial guarantee derivative	11,816,799	1,854,314	297,928,066
Deferred tax assets, net	274,868,534	43,132,871	605,652,593
Long-term investments	560,038,353	87,882,238	295,615,200
Financial investments	82,843,800	13,000,000	6,000,000
Property and equipment, net	6,188,262	971,073	11,136,599
Intangible assets, net	36,816,984	5,777,388	37,440,407
Other non-current assets	31,277,378	4,908,103	51,458,356
Total assets	7,342,738,892	1,152,235,961	7,498,009,708
LIABILITIES
Payable to investors at fair value (including RMB1,914,183,650 and RMB462,714,400 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	462,714,400	72,609,987	1,914,183,650
Payable to institutional funding partners (including nil and RMB1,466,068,260 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the company as of December 31, 2020 and 2021, respectively)	1,487,378,613	233,402,161	1,460,395,100
Guarantee liabilities			9,789,626
Financial guarantee derivative (including RMB130,442,090 and RMB565,953,269 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	565,953,269	88,810,418	130,442,090
Short-term bank borrowings (including RMB18,700,000 and nil from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	166,500,000	26,127,483	350,545,000
Accrued payroll and welfare (including RMB10,017,308 and RMB8,138,489 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	44,605,137	6,999,519	34,780,834
Other tax payable (including RMB37,103,700 and RMB100,272,748 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	219,545,929	34,451,547	73,077,245
Income tax payable (including RMB48,349,593 and RMB74,724,658 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	117,148,450	18,383,148	75,916,903
Deposit payable to channel cooperators	21,012,235	3,297,278	21,472,235
Accrued expenses and other current liabilities (including RMB230,564,165 and RMB122,387,645 from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	268,966,550	42,206,721	323,748,430
Other non-current liabilities (including RMB1,739,541 and nil from the Consolidated VIEs, Trusts and Partnerships, without recourse to the Company as of December 31, 2020 and 2021, respectively)	12,019,348	1,886,098	27,614,943
Total liabilities	3,365,843,931	528,174,360	4,421,966,056
Commitments and Contingencies (Note 18)
Equity:
Common shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 323,117,943 and 329,117,943 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	206,793	32,450	202,870
Additional paid-in capital	3,159,522,737	495,798,063	3,068,045,239
Retained earnings (accumulated deficit)	810,855,877	127,240,981	(14,551,146)
Other comprehensive income	6,309,554	990,107	21,059,073
Total X Financial shareholders' equity	3,976,894,961	624,061,601	3,074,756,036
Non-controlling interests			1,287,616
TOTAL EQUITY	3,976,894,961	624,061,601	3,076,043,652
TOTAL LIABILITIES AND EQUITY	7,342,738,892	1,152,235,961	7,498,009,708
Xiaoying Housing Loan
ASSETS
Loan receivable from Xiaoying Housing Loans, net	12,083,317	1,896,136	47,490,437
Xiaoying Credit Loans And Revolving Loans
ASSETS
Loan receivable from Xiaoying Housing Loans, net	¥ 2,484,072,931	$ 389,805,249	¥ 1,236,026,461